UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 01682)

Exact name of registrant as specified in charter:	Putnam Voyager Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2008

Date of reporting period: October 31, 2008

Item 1. Schedule of Investments:

Putnam Voyager Fund
The fund's portfolio
10/31/08 (Unaudited)

COMMON STOCKS (98.5%)(a)
	Shares	Value

Advertising and marketing services (0.8%)
Omnicom Group, Inc. (S)	867,900	$25,637,766

Aerospace and defense (4.4%)
Boeing Co. (The)	1,257,500	65,729,525
L-3 Communications Holdings, Inc.	249,000	20,211,330
United Technologies Corp.	970,000	53,311,200
		139,252,055

Banking (0.3%)
Northern Trust Corp. (S)	147,400	8,300,094

Beverage (4.2%)
Coca-Cola Co. (The)	1,067,000	47,012,020
Pepsi Bottling Group, Inc. (The)	749,000	17,316,880
PepsiCo, Inc.	1,207,200	68,822,472
		133,151,372

Biotechnology (3.0%)
Amgen, Inc. (NON)	545,700	32,681,973
Applied Biosystems, Inc.	116,300	3,585,529
Genentech, Inc. (NON)	236,500	19,615,310
Genzyme Corp. (NON)	507,200	36,964,736
Invitrogen Corp. (NON)	126,500	3,641,935
		96,489,483

Cable television (0.9%)
DirecTV Group, Inc. (The) (NON) (S)	1,379,600	30,199,444

Chemicals (2.8%)
Celanese Corp. Ser. A	258,700	3,585,582
CF Industries Holdings, Inc.	88,400	5,674,396
Monsanto Co.	596,800	53,103,264
Mosaic Co. (The)	165,700	6,530,237
Potash Corp. of Saskatchewan (Canada)	178,200	15,193,332
Terra Industries, Inc. (S)	209,800	4,613,502
		88,700,313

Commercial and consumer services (0.5%)
Equifax, Inc.	269,300	7,023,344
Priceline.com, Inc. (NON)	151,700	7,983,971
		15,007,315

Communications equipment (3.4%)
Cisco Systems, Inc. (NON) (S)	5,673,000	100,809,210
Corning, Inc.	593,200	6,424,356
		107,233,566

Computers (10.6%)
Apple Computer, Inc. (NON) (SEG)	897,900	96,605,061
EMC Corp. (NON)	3,434,200	40,454,876
Hewlett-Packard Co.	2,242,200	85,831,416
IBM Corp.	1,154,600	107,343,162
NetApp, Inc. (NON)	507,400	6,865,122
		337,099,637

Conglomerates (0.7%)
Honeywell International, Inc.	450,900	13,729,905
Tyco International, Ltd. (Bermuda)	371,600	9,394,048
		23,123,953

Consumer finance (0.3%)
Mastercard, Inc. Class A	58,300	8,617,906

Consumer goods (3.9%)
Clorox Co.	273,900	16,655,859
Colgate-Palmolive Co.	292,300	18,344,748
Procter & Gamble Co. (The)	1,397,500	90,194,650
		125,195,257

Consumer services (0.1%)
Netflix, Inc. (NON)	134,500	3,330,220

Containers (0.2%)
Owens-Illinois, Inc. (NON)	295,400	6,758,752

Electric utilities (0.8%)
Edison International	154,000	5,480,860

FirstEnergy Corp.	136,400	7,114,624
Public Service Enterprise Group, Inc.	501,800	14,125,670
		26,721,154

Electrical equipment (0.3%)
Emerson Electric Co.	278,000	9,098,940

Electronics (4.3%)
Intel Corp.	5,062,000	80,992,000
MEMC Electronic Materials, Inc. (NON)	310,900	5,714,342
National Semiconductor Corp. (S)	687,700	9,057,009
Texas Instruments, Inc.	1,956,300	38,265,228
Watts Water Technologies, Inc. Class A (S)	169,100	4,469,313
		138,497,892

Energy (oil field) (3.2%)
Dresser-Rand Group, Inc. (NON)	562,700	12,604,480
ENSCO International, Inc.	259,000	9,844,590
FMC Technologies, Inc. (NON) (S)	302,300	10,577,477
National-Oilwell Varco, Inc. (NON) (S)	550,703	16,460,513
Noble Corp. (S)	170,900	5,504,689
Pride International, Inc. (NON)	428,800	8,057,152
Schlumberger, Ltd.	264,100	13,640,765
Tidewater, Inc. (S)	258,600	11,277,546
Transocean, Inc. (NON) (S)	174,900	14,399,517
		102,366,729

Energy (other) (0.4%)
First Solar, Inc. (NON) (S)	80,700	11,596,590

Financial (0.1%)
Nasdaq OMX Group, Inc. (The) (NON)	121,700	3,950,382

Food (0.4%)
Bunge, Ltd. (S)	131,100	5,035,551
Corn Products International, Inc.	114,200	2,777,344
Dean Foods Co. (NON)	272,600	5,959,036
		13,771,931

Gaming and lottery (0.1%)
International Game Technology	263,800	3,693,200

Health-care services (2.4%)
Aetna, Inc.	358,600	8,918,382
Express Scripts, Inc. (NON) (S)	611,500	37,063,015
Humana, Inc. (NON)	167,800	4,965,202
Medco Health Solutions, Inc. (NON) (S)	484,800	18,398,160
WellPoint, Inc. (NON)	187,900	7,303,673
		76,648,432

Insurance (0.4%)
AFLAC, Inc.	317,800	14,072,184

Investment banking/Brokerage (1.5%)
Goldman Sachs Group, Inc. (The)	187,100	17,306,750
Invesco, Ltd.	249,200	3,715,572
State Street Corp.	466,400	20,218,440
T. Rowe Price Group, Inc.	198,200	7,836,828
		49,077,590

Machinery (2.3%)
AGCO Corp. (NON) (S)	408,200	12,866,464
Caterpillar, Inc.	384,800	14,687,816
Cummins, Inc.	331,700	8,574,445
Deere (John) & Co.	537,700	20,733,712
Joy Global, Inc.	410,300	11,890,494
Parker-Hannifin Corp.	108,600	4,210,422
		72,963,353

Manufacturing (0.2%)
Flowserve Corp.	92,000	5,236,640

Media (0.3%)
Time Warner, Inc.	951,100	9,596,599

Medical technology (5.9%)
Baxter International, Inc. (S)	339,600	20,542,404
Becton, Dickinson and Co.	675,800	46,900,520
Intuitive Surgical, Inc. (NON) (S)	45,300	7,827,387
Medtronic, Inc.	1,336,300	53,892,979
Mettler-Toledo International, Inc. (NON)	168,400	12,889,336
St. Jude Medical, Inc. (NON)	707,400	26,902,422
Varian Medical Systems, Inc. (NON)	204,300	9,297,693
Waters Corp. (NON)	71,700	3,140,460
Zimmer Holdings, Inc. (NON)	148,300	6,885,569
		188,278,770

Metals (0.7%)
Freeport-McMoRan Copper & Gold, Inc. Class B	224,000	6,518,400
Nucor Corp.	133,600	5,412,136
Southern Copper Corp.	402,600	5,861,856
United States Steel Corp.	84,100	3,101,608
		20,894,000

Office equipment and supplies (0.2%)
Pitney Bowes, Inc.	276,900	6,861,582

Oil and gas (7.5%)
Chevron Corp.	497,100	37,083,660
ConocoPhillips	319,000	16,594,380
Devon Energy Corp.	248,900	20,126,054
Exxon Mobil Corp.	1,030,900	76,410,308
Hess Corp.	316,500	19,056,465
Marathon Oil Corp.	306,200	8,910,420
Occidental Petroleum Corp.	632,600	35,134,604
Sunoco, Inc. (S)	353,300	10,775,650
Valero Energy Corp.	789,900	16,256,142
		240,347,683

Pharmaceuticals (5.0%)
Bristol-Myers Squibb Co.	793,700	16,310,535
Cephalon, Inc. (NON) (S)	161,200	11,561,264
Eli Lilly & Co.	426,800	14,434,376
Forest Laboratories, Inc. (NON)	257,200	5,974,756
Johnson & Johnson	757,200	46,446,648
Merck & Co., Inc.	863,800	26,734,610
Mylan Laboratories, Inc. (NON) (S)	767,700	6,579,189
Schering-Plough Corp. (S)	1,205,200	17,463,348
Wyeth	443,700	14,278,266
		159,782,992

Power producers (0.6%)
AES Corp. (The) (NON) (S)	1,478,600	11,784,442
NRG Energy, Inc. (NON) (S)	293,800	6,830,850
		18,615,292

Railroads (0.7%)
CSX Corp.	158,000	7,223,760
Norfolk Southern Corp.	242,500	14,535,450
		21,759,210

Real estate (0.2%)
Jones Lang LaSalle, Inc.	155,002	5,102,666

Regional Bells (0.6%)
AT&T, Inc.	354,800	9,497,996
Verizon Communications, Inc.	331,100	9,823,737
		19,321,733

Restaurants (1.2%)
Brinker International, Inc.	127,200	1,182,960
McDonald's Corp.	177,400	10,276,782
Yum! Brands, Inc.	966,200	28,029,462
		39,489,204

Retail (7.0%)
Abercrombie & Fitch Co. Class A	151,600	4,390,336
Amazon.com, Inc. (NON) (S)	162,700	9,312,948
Best Buy Co., Inc. (S)	242,900	6,512,149
Big Lots, Inc. (NON) (S)	314,900	7,693,007
BJ's Wholesale Club, Inc. (NON) (S)	245,700	8,648,640
Costco Wholesale Corp.	228,600	13,032,486
CVS Caremark Corp.	881,200	27,008,780
Dollar Tree, Inc. (NON)	242,963	9,237,453
GameStop Corp. (NON) (S)	326,200	8,934,618
Kroger Co. (S)	843,200	23,154,272
Ross Stores, Inc. (S)	117,600	3,844,344
Safeway, Inc.	674,300	14,342,361
TJX Cos., Inc. (The)	614,100	16,433,316
Urban Outfitters, Inc. (NON)	424,400	9,226,456
Wal-Mart Stores, Inc. (S)	1,113,400	62,138,854
		223,910,020

Shipping (0.4%)
Kirby Corp. (NON) (S)	183,500	6,297,720
Ryder System, Inc.	145,200	5,752,824
		12,050,544

Software (8.7%)
Activision Blizzard, Inc. (NON)	1,145,800	14,276,668
Adobe Systems, Inc. (NON) (S)	1,446,300	38,529,432
Autodesk, Inc. (NON)	149,900	3,194,369
McAfee, Inc. (NON)	168,500	5,484,675

Microsoft Corp.	7,116,100	158,902,513
Oracle Corp. (NON)	1,907,800	34,893,662
Symantec Corp. (NON)	1,228,600	15,455,788
VMware, Inc. Class A (NON)	210,000	6,510,000
		277,247,107

Technology services (4.3%)
Accenture, Ltd. Class A (Bermuda)	993,000	32,818,650
Baidu.com ADR (China) (NON)	26,800	5,520,800
eBay, Inc. (NON)	812,300	12,403,821
Google, Inc. Class A (NON) (S)	168,334	60,492,506
Salesforce.com, Inc. (NON) (S)	257,600	7,975,296
Sohu.com, Inc. (China) (NON)	122,000	6,702,680
Western Union Co. (The)	343,400	5,240,284
Yahoo!, Inc. (NON)	465,900	5,972,838
		137,126,875

Telecommunications (0.3%)
American Tower Corp. Class A (NON)	278,700	9,004,797

Textiles (0.8%)
Coach, Inc. (NON)	924,400	19,042,640
NIKE, Inc. Class B	135,500	7,808,865
		26,851,505

Tobacco (1.2%)
Altria Group, Inc.	482,700	9,263,013
Philip Morris International, Inc.	664,300	28,877,121
		38,140,134

Toys (0.3%)
Hasbro, Inc.	367,200	10,674,504

Water Utilities (0.1%)
Veolia Environnement ADR (France) (S)	73,600	1,836,320

Total common stocks (cost $4,220,664,057)		$3,142,683,687

INVESTMENT COMPANIES (0.1%)(a) (cost $5,337,361)
	Shares	Value

iShares FTSE/Xinhua China 25 Index Fund	104,739	$2,635,233

SHORT-TERM INVESTMENTS (7.3%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.13% to 2.68% and
due dates ranging from November 3, 2008 to
November 10, 2008 (d)	$192,483,483	$192,438,470
Federated Prime Obligations Fund	39,425,392	39,425,392

Total short-term investments (cost $231,863,862)		$231,863,862

TOTAL INVESTMENTS

Total investments (cost $4,457,865,280) (b)		$3,377,182,782

FUTURES CONTRACTS OUTSTANDING at 10/31/08 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

NASDAQ 100 Index E-Mini (Long)	330	$8,824,200	Dec-08	$(1,505,218)
S&P 500 Index (Long)	146	35,306,450	Dec-08	(5,509,520)

Total				$(7,014,738)

NOTES

(a) Percentages indicated are based on net assets of $3,190,305,141.

(b) The aggregate identified cost on a tax basis is $4,457,922,152, resulting in gross unrealized appreciation and depreciation of $91,799,952 and $1,172,539,322, respectively, or net unrealized depreciation of $1,080,739,370.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at October 31, 2008.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At October 31, 2008, the value of securities loaned amounted to $186,380,163. The fund received cash collateral of $192,438,470 which is pooled with collateral of other Putnam funds into 15 issues of short-term investments.

(S) Securities on loan, in part or in entirety, at October 31, 2008.

At October 31, 2008, liquid assets totaling $44,130,650 have been designated as collateral for open futures contracts.

ADR, after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $630,622 for the period ended October 31, 2008. During the period ended October 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $92,394,233 and $287,501,451, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of October 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$3,184,744,312	$(7,014,738)

Level 2	192,438,470	--

Level 3	--	--

Total	$3,377,182,782	$(7,014,738)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Voyager Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: December 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: December 29, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 29, 2008